FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
SCHEDULE OF FAIR VALUE HIERARCHY ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS

The following tables present the fair value hierarchy for those assets and liabilities measured at fair value on a recurring basis as of December 31, 2020, 2021 and 2022, respectively:

	December 31, 2020
RMB	Level 1	Level 2	Level 3	Total Fair Value
Liabilities
Warrants Liabilities, current portion (Note 14)	-	-	37,903	37,903
Non-current warrants Liabilities (Note 14)	-	-	9,650	9,650

	December 31, 2021
RMB	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short-term investments	-	-	127,514	127,514

	December 31, 2022
RMB	Level 1	Level 2	Level 3	Total Fair Value
Assets
Short-term investments	-	-	412,031	412,031

SCHEDULE OF RECONCILIATION FOR RECURRING FAIR VALUE MEASUREMENTS OF FAIR VALUE

The table below reflects the reconciliation from the opening balances to the closing balances for recurring fair value measurements of the fair value hierarchy for the years ended December 31, 2020, 2021 and 2022:

				Year ended December 31, 2020
				Gain or Losses
RMB	January 1, 2020	Purchase/ Issue	Sell / Exercise	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2020
Assets
Short-term investments	2,501	-	2,501	-	-	-	-

Liabilities
Warrants Liabilities, current portion (Note 14)	-	21,622	-	16,906	-	(415)	37,903
Non-current warrants Liabilities (Note 14)	4,709	-	16,550	23,376	-	(1,885)	9,650

				Year ended December 31, 2021
				Gain or Losses
RMB	January 1, 2021	Purchase/ Issue	Sell / Exercise	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2021
Assets
Short-term investments	-	127,727	-	-	-	(213)	127,514

Liabilities
Warrants Liabilities, current portion (Note 14)	37,903	-	37,531	-	-	(372)	-
Non-current warrants Liabilities (Note 14)	9,650	-	38,841	29,011	-	180	-

				Year ended December 31, 2022
				Gain or Losses
RMB	January 1, 2022	Purchase/ Issue	Sell / Exercise	Included in earnings	Included in other comprehensive loss	Foreign currency translation adjustment included in other comprehensive loss	December 31, 2022
Assets
Short term investments	127,514	357,142	70,306	-	-	(2,320)	412,031